Employee Benefits - Summary of Impact of Changes of Major Assumptions on Defined Benefit Obligation (Details) - Discount Rate (1% Movement) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase	$ (34,520)	$ (25,536)
Decrease	$ 44,102	$ 32,517